Revenue Classified by Geographical Area (Tables)	12 Months Ended
Dec. 31, 2019
Revenue Classified by Geographical Area [Abstract]
Schedule of revenue composition
	Year Ended December 31,
	2019	2018		2017
	(U.S. dollars in thousands)

Asia	$1,867	$495		$555
Latin America	-	-		754
Europe	-	11		210
Israel	18	33	*	1,325	*
Other	-	-		128
	$1,885	$539		$2,972

*	Sales in Israel during the years ended December 31, 2018 and 2017 include sales to Israeli integrators that have been sold to end users in Asia and Africa, which represented 6% and 45% of revenues during such periods, respectively.